Pension and Other Retirement Plans - Amounts Included in Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 28, 2014
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Unrecognized net actuarial losses, net of tax	$ (59,705)	$ (49,323)
Unrecognized prior service credits, net of tax	2,314	0
Total	(57,391)	(49,323)
Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Unrecognized net actuarial losses, net of tax	(59,217)	(49,262)
Unrecognized prior service credits, net of tax	0	0
Total	(59,217)	(49,262)
Other Postretirement Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Unrecognized net actuarial losses, net of tax	(488)	(61)
Unrecognized prior service credits, net of tax	2,314	0
Total	$ 1,826	$ (61)